File Number 2-28097
Certification of translation of
Prospectus into Spanish filed
Pursuant to Rule 497(e)

Re: Enterprise Group of Funds, Inc. Prospectus - Spanish translation; our job #5169.

CERTIFICATION

We hereby certify to the best of our
knowledge and belief that the above
referenced document is a true
and correct translation from
English into Spanish of the original
Enterprise Group of Funds, Inc.
Prospectus.

The material has been proofread and
conforms to accepted current language
usage such as grammar, as well as
industry-specific terminology.  The
material properly conveys the
intended meaning of the English
language original.

We hereby declare that all statements
made herein of our own knowledge
are true and that all statements made on information and belief are believed to be true.

Signed this 19 day of May, 2000

/s/ Karina P. Gouveia
for Crimson Language Services


As subscribed and sworn to before
me on this 19th day of May, 2000.

/s/ Jerry Toll, Notary Public

My Commission Expires 11/22/2005